1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Emerging Growth Company Status (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Emerging Growth Company Status

Emerging Growth Company Status

We are an “emerging growth company” as defined in section 3(a) of the Exchange Act, as amended by the United States Jumpstart Our Business Startups Act, enacted on April 5, 2012 (the “JOBS Act”), and will continue to qualify as an “emerging growth company” until the earliest to occur of: (a) the last day of the fiscal year during which the Company has total annual gross revenues of $1,000,000,000 (as such amount is indexed for inflation every 5 years by the SEC) or more; (b) the last day of the Company’s fiscal year following the fifth anniversary of the date of the first sale of the Company’s common equity securities  pursuant to an effective registration statement under the Securities Act; (c) the date on which the Company has, during the previous 3-year period, issued more than $1,000,000,000 in non-convertible debt; or (d) the date on which we are deemed to be a ‘large accelerated filer’, as defined in Exchange Act Rule 12b–2.

Generally, a company that registers any class of its securities under section 12 of the Exchange Act is required to include in the second and all subsequent annual reports filed by it under the Exchange Act, a management report on internal controls over financial reporting and, subject to an exemption available to companies that meet the definition of a “smaller reporting company” in Exchange Act Rule 12b-2, an auditor attestation report on management’s assessment of internal controls over financial reporting. However, for so long as the Company will continue to qualify as an emerging growth company, the Company will be exempt from the requirement to include an auditor attestation report in the Company’s annual reports filed under the Exchange Act, even if the Company does not qualify as a “smaller reporting company”. In addition, section 103(a)(3) of the Sarbanes-Oxley Act of 2002 has been amended by the JOBS Act to provide that, among other things, auditors of an emerging growth company are exempt from any rules of the Public Company Accounting Oversight Board requiring mandatory audit firm rotation or a supplement to the auditor’s report in which the auditor would be required to provide additional information about the audit and the financial statements of the Company.

Any U.S. domestic issuer that is an emerging growth company is able to avail itself to the reduced disclosure obligations regarding executive compensation in periodic reports and proxy statements, and to not present to its shareholders a nonbinding advisory vote on executive compensation, obtain approval of any golden parachute payments not previously approved, or present the relationship between executive compensation actually paid and the Company’s financial performance. As a foreign private issuer, the Company is not subject to such requirements, and will not become subject to such requirements even if the Company was to cease to be an emerging growth company.

As a reporting issuer under the securities legislation of the Canadian provinces of Ontario, British Columbia, and Alberta, the Company is required to comply with all new or revised accounting standards that apply to Canadian public companies.  Pursuant to Section 107(b) of the JOBS Act, an emerging growth company may elect to utilize an extended transition period for complying with new or revised accounting standards for public companies until such standards apply to private companies.  The Company elected to utilize this extended transition period.  However, while the Company elected to utilize this extended transition period, our consolidated financial statements as of March 31, 2018 reflect the adoption of all required accounting standards for public companies.